STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ 1,147,262	$ (3,049,014)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Unrealized gain on investments (net), dividends and interest, held in Trust Account	(1,857,342)	(1,742,713)
Changes in operating assets and liabilities:
Prepaid expenses	(147,500)	97,400
Accounts payable	450,081	(6,645)
Accrued expenses	18,475	4,171,145
Accrued expenses – related party	54,839	(418,577)
Due to related parties	92,503	171,330
Net cash used in operating activities	(241,682)	(777,074)
Cash flows from investing activities:
Proceeds received from sales; redemptions of marketable securities held in Trust Account		325,000
Principal deposited in Trust Account	(201,250,000)
Net cash provided by (used in) investing activities	(201,250,000)	325,000
Cash flows from financing activities:
Proceeds received from initial public offering, gross	201,250,000
Proceeds received from private placement	6,025,000
Payment of offering costs	(4,211,257)
Repayments of Related Party Debt	(61,720)
Net cash provided by financing activities	203,002,023
Net change in cash	1,510,341	(452,074)
Cash, beginning of period		1,510,341
Cash, end of period	1,510,341	1,058,267
Non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	191,592,030	$ (3,049,010)
Offering costs included in accrued expenses	28,496
Offering costs paid by related parties	396,720
Deferred underwriting commissions in connection with the initial public offering	7,043,750
Deferred legal fees in connection with the initial public offering	150,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000